SHARE-BASED COMPENSATION - Option Valuation Assumption (Details) - $ / shares	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average share price (in dollars per share)	$ 5.26
Share options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Average term to exercise	7 years 6 months
Share price volatility	28.50%
Liquidity discount	25.00%
Weighted-average annual dividend yield	4.60%
Risk-free rate	3.90%
Share options | Management Share Option Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average share price (in dollars per share)		$ 22.39
Average term to exercise		7 years 4 months 24 days
Share price volatility		22.20%
Liquidity discount		25.00%
Weighted-average annual dividend yield		1.80%
Risk-free rate		2.10%
Share options | Management Share Option Plan | Brookfield Corporation
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average share price (in dollars per share)		$ 46.62
Average term to exercise		7 years 6 months
Share price volatility		24.80%
Liquidity discount		25.00%
Weighted-average annual dividend yield		1.40%
Risk-free rate		1.90%
Escrowed Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Average term to exercise	7 years 6 months
Share price volatility	28.50%
Liquidity discount	25.00%
Weighted-average annual dividend yield	4.60%
Risk-free rate	3.90%
Escrowed Shares | Escrowed Stock Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average share price (in dollars per share)		$ 29.64
Average term to exercise		6 years 10 months 13 days
Share price volatility		28.90%
Liquidity discount		25.00%
Weighted-average annual dividend yield		5.30%
Risk-free rate		3.70%
Escrowed Shares | Escrowed Stock Plan | Brookfield Corporation
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average share price (in dollars per share)		$ 34.84
Average term to exercise		7 years 1 month 6 days
Share price volatility		27.00%
Liquidity discount		25.00%
Weighted-average annual dividend yield		1.00%
Risk-free rate		4.00%